Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of inventory	Inventories consisted of following (in thousands):

	As of December 31,
	2012	2013
Raw materials	€332	€521
Work in process	236	764
Finished goods	1,422	1,163
Total	€1,990	€2,448